Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Change in unrealized gains on securities, taxes	$ 1,147	$ (1,076)	$ 2,448
Change in other-than-temporary impairment gains recognized in other comprehensive income, taxes	$ 43	$ (27)	$ (83)